UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

BENCHMARK ELECTRONICS

Ticker Symbol:BHE	Cusip Number:08160H101
Record Date: 3/20/2020	Meeting Date: 5/13/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	executive compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

BUCKLE

Ticker Symbol:BKE	Cusip Number:118440106
Record Date: 3/27/2020	Meeting Date: 6/1/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	approve management incentive plan	For	Issuer	For	With
4	executive compensation	For	Issuer	For	With
5	director restricted stock plan	For	Issuer	For	With

COSTAR TECH

Ticker Symbol:CSTI	Cusip Number:221611206
Record Date: 7/27/2019	Meeting Date: 8/27/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

DORIAN LPG

Ticker Symbol:LPG	Cusip Number:Y2106R110
Record Date: 10/18/2019	Meeting Date: 11/21/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election directors	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

EMC INSURANCE

Ticker Symbol:EMCI	Cusip Number:268664109
Record Date: 8/8/2019	Meeting Date: 9/18/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	approve plan of merger	For	Issuer	For	With
2	approve possible meeting adjournment	For	Issuer	For	With

ERA GROUP

Ticker Symbol:ERA	Cusip Number:26885G109
Record Date: 5/11/2020	Meeting Date: 6/11/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	approve new share issuance for merger	For	Issuer	For	With
2	election of directors	For	Issuer	For	With
3	amend certificate of incorporation to allow increase in authorized shares	For	Issuer	For	With
4	approve possible revers stock split	For	Issuer	For	With
5	approve auditor	For	Issuer	For	With
6	approve management compensation	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FACO	Cusip Number:484836200
Record Date: 4/6/2020	Meeting Date: 5/5/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	approve employee stock purchase plan	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

FLEXSTEEL IND

Ticker Symbol:FLXS	Cusip Number:339382103
Record Date: 10/11/2019	Meeting Date: 12/9/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	vote frequency exec compensation- 1 yr	For	Issuer	For	With

FREIGHTCAR AMERICA

Ticker Symbol:RAIL	Cusip Number:357023100
Record Date: 3/18/2020	Meeting Date: 5/14/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	executive compensation	Against	Issuer	For	Against
3	approve long term incentive plan	Against	Issuer	For	With
4	auditor approval	For	Issuer	For	With

FRIEDMAN INDUSTRIES

Ticker Symbol:FRD	Cusip Number:358435105
Record Date: 7/19/2019	Meeting Date: 9/12/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	exec comp vote frequency- 1 yr	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With
5	amend restricted stock plan	For	Issuer	For	With

GENWORTH FINANCIAL

Ticker Symbol:GNW	Cusip Number:37247D106
Record Date: 10/18/2019	Meeting Date: 12/12/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

GULF ISLAND FABRICATION

Ticker Symbol:GIFI	Cusip Number:402307102
Record Date: 3/19/2020	Meeting Date: 5/22/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	declassify board	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	amend stock incentive plan	For	Issuer	For	With
5	auditor approval	For	Issuer	For	With

HOPE BANCORP

Ticker Symbol:HOPE	Cusip Number:43940T109
Record Date: 4/22/2020	Meeting Date: 6/9/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

INDEPENDENCE HOLDING

Ticker Symbol:IHC	Cusip Number:453440307
Record Date: 9/19/2019	Meeting Date: 11/12/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

KANSAS CITY LIFE

Ticker Symbol:KCLI	Cusip Number:484836200
Record Date: 3/21/2020	Meeting Date: 4/23/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

LSI INDUSTRIES

Ticker Symbol:LYTS	Cusip Number:50216C108
Record Date: 9/17/2019	Meeting Date: 11/6/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	approve omnibus award plan	Against	Issuer	For	Against
4	executive compensation	Against	Issuer	For	Against

MERCURY GENERAL

Ticker Symbol:MCY	Cusip Number:589400100
Record Date: 3/17/2020	Meeting Date: 5/13/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

NATIONAL SECURITY

Ticker Symbol:NSEC	Cusip Number:637546192
Record Date: 3/24/2020	Meeting Date: 5/22/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

POWELL IND

Ticker Symbol:POWL	Cusip Number:739128106
Record Date: 1/6/2019	Meeting Date: 2/19/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With

SEACOR MARINE

Ticker Symbol:SMHI	Cusip Number:78413P101
Record Date: 4/17/2020	Meeting Date: 6/9/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	approve equity incentive plan	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

SHOE CARNIVAL

Ticker Symbol:SCVL	Cusip Number:824889109
Record Date: 4/9/2020	Meeting Date: 6/11/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

SWK HOLDINGS

Ticker Symbol:SWKH	Cusip Number:78501P203
Record Date: 10/17/2019	Meeting Date: 11/19/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	approve equity incentive plan	Against	Issuer	For	Against

TWIN DISC

Ticker Symbol:TWIN	Cusip Number:901476101
Record Date: 8/22/2019	Meeting Date: 10/31/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

UNIVERSAL STAINLESS

Ticker Symbol:USAP	Cusip Number:962149100
Record Date: 3/20/2020	Meeting Date: 5/7/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

WEYCO GROUP

Ticker Symbol:WEYS	Cusip Number:962149100
Record Date: 3/20/2020	Meeting Date: 5/5/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

WILLIAMS INDUSTRIAL SERVICES

Ticker Symbol:WLMS	Cusip Number:96951A104
Record Date: 4/24/2020	Meeting Date: 6/9/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 14, 2020

*Print the name and title of each signing officer under his or her signature.